Commitments and Contingencies Level 4 (Details) - Annual Purchase Commitments (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
2013		$ 278
2014		92
2015		64
2016		49
2017		48
2018 and beyond		235
Total minimum payments		766
Less: Amount representing interest		(43)
Present Value of Minimum Payments		723
One-time Compensation Payment Receivable	23
Gain (Loss) on Contract Termination	$ 21